UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-215494-06

Central Index Key Number of the issuing entity: 0001745187

DRIVE AUTO RECEIVABLES TRUST 2018-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-215494

Central Index Key Number of the depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Mark McCastlain, Phone: 214-292-2709

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE that was filed with the Securities and Exchange Commission on July 15, 2022 with respect to Drive Auto Receivables Trust 2018-3 (the “July 15 Form ABS-EE”).  Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the July 15 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER DRIVE AUTO RECEIVABLES LLC
(Depositor)

Date: July 29, 2022	By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Senior Vice President, Treasury